Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Company is subject to fluctuations of exchange rates on a portion of intercompany receivables that are denominated in foreign currencies and uses forward currency contracts to manage exposures to certain of these currency price fluctuations. These contracts have not been designated as hedges for accounting purposes and gains or losses are reported in earnings on a current basis in other income (expense).

The Company is exposed to fluctuations in market prices of raw materials and energy sources, as well as to the effect of market prices on the sale of certain commodity steel (hot roll carbon steel coils). The Company may use cash-settled commodity price swaps and options (including collars) to hedge the market risk associated with the purchase of certain of its raw materials and energy requirements and the sale of hot roll carbon steel coils. These derivatives are typically used with respect to a portion of the Company’s natural gas, nickel, iron ore, aluminum, zinc and electricity requirements. The Company’s hedging strategy is designed to mitigate the effect on earnings from the price volatility of these various commodity exposures. Independent of any hedging activities, price changes in any of these commodity markets could negatively affect operating costs or selling prices.

All commodity derivatives are marked to market and recognized as an asset or liability at fair value. The effective gains and losses for commodity derivatives designated as cash flow hedges of forecasted purchases of raw materials and energy sources are recorded in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets and reclassified into cost of products sold in the same period as the earnings recognition of the associated underlying transaction. The effective gains and losses for hot roll carbon steel coils derivatives designated as cash flow hedges of forecasted sales are recorded in accumulated other comprehensive income on the Consolidated Balance Sheets and reclassified into net sales in the same period as the earnings recognition of the associated underlying transaction. Gains and losses on these designated derivatives arising from either hedge ineffectiveness or related to components excluded from the assessment of effectiveness are recognized in current earnings under cost of products sold or net sales, as appropriate. All gains or losses from derivatives for which hedge accounting treatment has not been elected are also reported in earnings on a current basis in net sales or cost of products sold.

The Company had the following outstanding commodity price swaps and options and forward foreign exchange contracts:

Commodity	March 31, 2014	December 31, 2013
Nickel (in lbs)	643,400	763,300
Natural gas (in MMBTUs)	2,160,000	3,240,000
Zinc (in lbs)	9,000,000	12,000,000
Electricity (in MWHs)	453,800	—
Iron ore (in metric tons)	1,763,900	190,735
Hot roll carbon steel coils (in short tons)	177,900	74,147
Foreign exchange contracts (in euros)	€12,945,000	€17,730,000

The following table presents the fair value of derivative instruments in the Condensed Consolidated Balance Sheets:

Asset (liability)	March 31, 2014	December 31, 2013
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$2.6	$2.6

Derivatives not designated as hedging instruments:
Other current assets—commodity contracts	2.2	2.3
Accrued liabilities:
Foreign exchange contracts	(0.1)	(0.7)
Commodity contracts	(3.5)	(0.4)
Other noncurrent liabilities—commodity contracts	(0.2)	(0.1)

The following table presents gains (losses) on derivative instruments included in the Condensed Consolidated Statements of Operations:

	Three Months Ended March 31,
Gain (loss)	2014	2013
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$—	$0.4
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	2.7	3.5
Recognized in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	—	5.8

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	0.7	0.6
Commodity contracts:
Recognized in net sales	(3.6)	0.5
Recognized in cost of products sold	0.2	—

The following table lists the amount of gains (losses) before tax expected to be reclassified into cost of products sold within the next twelve months for the Company’s existing commodity contracts that qualify for hedge accounting, as well as the period of time over which the Company is hedging its exposure to the volatility in future cash flows:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	April 2014 to December 2014	$2.0
Zinc	April 2014 to December 2014	0.2
Electricity	June 2014 to September 2014	0.1
Iron ore	April 2014 to November 2014	(0.2)

Disclosures about Derivative Instruments and Hedging Activities

The Company is subject to fluctuations of exchange rates on a portion of intercompany receivables that are denominated in foreign currencies and uses forward currency contracts to manage exposures to certain of these currency price fluctuations. These contracts have not been designated as hedges for accounting purposes and gains or losses are reported in earnings on a current basis in other income (expense).

The Company is exposed to fluctuations in market prices of raw materials and energy sources, as well as to the effect of market prices on the sale of certain commodity steel (hot roll carbon steel coils). The Company may use cash-settled commodity price swaps and options (including collars) to hedge the market risk associated with the purchase of certain of its raw materials and energy requirements and the sale of hot roll carbon steel coils. These derivatives are routinely used with respect to a portion of the Company’s natural gas and nickel requirements and are sometimes used with respect to its iron ore, aluminum, zinc and electricity requirements. The Company’s hedging strategy is designed to mitigate the effect on earnings from the price volatility of these various commodity exposures. Independent of any hedging activities, price increases in any of these commodity markets could negatively affect operating costs or selling prices.

All commodity derivatives are marked to market and recognized as an asset or liability at fair value. The effective gains and losses for commodity derivatives designated as cash flow hedges of forecasted purchases of raw materials and energy sources are recorded in accumulated other comprehensive income (loss) on the Consolidated Balance Sheets and reclassified into cost of products sold in the same period as the earnings recognition of the associated underlying transaction. The effective gains and losses for hot roll carbon steel coils derivatives designated as cash flow hedges of forecasted sales are recorded in accumulated other comprehensive income on the Consolidated Balance Sheets and reclassified into net sales in the same period as the earnings recognition of the associated underlying transaction. Gains and losses on these designated derivatives arising from either hedge ineffectiveness or related to components excluded from the assessment of effectiveness are recognized in current earnings under net sales or cost of products sold, as appropriate. All gains or losses from derivatives for which hedge accounting treatment has not been elected are also reported in earnings on a current basis in net sales or cost of products sold.

As of December 31, 2013 and 2012, the Company had the following outstanding commodity price swaps and options and forward foreign exchange contracts:

Commodity	2013	2012
Nickel (in lbs)	763,300	420,100
Natural gas (in MMBTUs)	3,240,000	9,000,000
Zinc (in lbs)	12,000,000	—
Iron ore (in metric tons)	190,735	1,140,000
Hot roll carbon steel coils (in short tons)	74,147	30,000
Foreign exchange contracts (in euros)	€17,730,000	€15,950,000

The following table presents the fair value of derivative instruments in the Consolidated Balance Sheets as of December 31, 2013 and 2012:

Asset (liability)	2013	2012
Derivatives designated as hedging instruments:
Other current assets—commodity contracts	$2.6	$25.5
Accrued liabilities—commodity contracts	—	(1.2)

Derivatives not designated as hedging instruments:
Other current assets—commodity contracts	2.3	—
Accrued liabilities:
Foreign exchange contracts	(0.7)	(0.2)
Commodity contracts	(0.4)	(0.1)
Other noncurrent liabilities—commodity contracts	(0.1)	—

The following table presents gains (losses) on derivative instruments included in the Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011:

Gain (loss)	2013	2012	2011
Derivatives in cash flow hedging relationships—
Commodity contracts:
Reclassified from accumulated other comprehensive income into net sales (effective portion)	$0.4	$—	$—
Reclassified from accumulated other comprehensive income into cost of products sold (effective portion)	24.8	(36.3)	(4.0)
Recorded in cost of products sold (ineffective portion and amount excluded from effectiveness testing)	3.3	0.1	(10.2)

Derivatives not designated as hedging instruments:
Foreign exchange contracts—recognized in other income (expense)	(0.1)	(1.2)	0.8
Commodity contracts:
Recognized in net sales	(3.1)	—	—
Recognized in cost of products sold	1.7	(0.6)	(5.1)

The following table lists the amount of gains (losses) before tax expected to be reclassified into earnings within the next twelve months for the Company’s existing commodity contracts that qualify for hedge accounting, as well as the period of time over which the Company is hedging its exposure to the volatility in future cash flows:

Commodity Hedge	Settlement Dates	Gains (losses)
Natural gas	January 2014 to December 2014	$2.3
Zinc	January 2014 to December 2014	0.5